Mar. 24, 2020
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Managed Pool Series	Federated Hermes Managed Pool Series
Federated Corporate Bond Strategy Portfolio	Federated Hermes Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio	Federated Hermes High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio	Federated Hermes International Bond Strategy Portfolio
Federated International Dividend Strategy Portfolio	Federated Hermes International Dividend Strategy Portfolio
Federated Mortgage Strategy Portfolio	Federated Hermes Mortgage Strategy Portfolio